RISK MANAGEMENT - Liquidity Risk - Amount of IRL ratio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	$ 10,865	$ 10,234
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	6,446	2,928
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	5,338	5,923
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,921	2,936
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	4,141	3,847
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,589	1,671
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,828	2,507
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	488	1,139
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	1,542	819
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of IRL ratio	$ 866	$ 613